First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments
January 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) – 65.3%
	Construction & Engineering – 0.5%
20,500	Quanta Services, Inc.	$2,105,760
	Electric Utilities – 14.8%
78,100	Alliant Energy Corp.	4,675,066
81,150	American Electric Power Co., Inc.	7,335,960
26,800	Duke Energy Corp.	2,815,608
9,500	Emera, Inc. (CAD)	450,132
590,683	Enel S.p.A., ADR	4,506,911
12,700	Eversource Energy	1,136,523
150,000	Exelon Corp. (b)	8,692,500
10,100	Fortis, Inc. (CAD)	479,753
14,500	Iberdrola S.A., ADR	664,680
32,400	IDACORP, Inc.	3,571,128
32,150	NextEra Energy, Inc. (b)	2,511,558
10,700	Orsted A/S, ADR	378,031
260,880	PPL Corp. (b)	7,742,919
146,400	Southern (The) Co. (b)	10,173,336
34,500	Xcel Energy, Inc.	2,403,270
		57,537,375
	Gas Utilities – 8.0%
462,190	AltaGas Ltd. (CAD)	9,493,593
42,900	Atmos Energy Corp.	4,599,738
20,000	National Fuel Gas Co.	1,214,600
122,960	New Jersey Resources Corp.	4,944,222
45,500	ONE Gas, Inc.	3,543,995
36,000	Southwest Gas Holdings, Inc.	2,454,480
105,880	UGI Corp.	4,801,658
		31,052,286
	Independent Power & Renewable Electricity Producers – 1.0%
43,670	AES (The) Corp.	968,601
77,403	Clearway Energy, Inc., Class A	2,387,882
17,900	EDP Renovaveis S.A. (EUR) (c)	376,284
		3,732,767
	Multi-Utilities – 9.1%
145,000	Atco Ltd., Class I (CAD)	4,884,475
25,650	Black Hills Corp.	1,737,531
60,089	CenterPoint Energy, Inc.	1,704,124
37,790	CMS Energy Corp.	2,432,920
28,980	Dominion Energy, Inc.	2,337,527
41,000	DTE Energy Co.	4,937,630
139,630	Public Service Enterprise Group, Inc. (b)	9,289,584
51,690	Sempra Energy (b)	7,141,490
7,360	WEC Energy Group, Inc.	714,214
		35,179,495
	Oil, Gas & Consumable Fuels – 31.6%
21,820	Cheniere Energy, Inc.	2,441,658
306,000	DT Midstream, Inc.	15,820,200
319,873	Enbridge, Inc.	13,521,032
305,695	Equitrans Midstream Corp.	2,479,186
309,996	Keyera Corp. (CAD)	7,294,167
712,353	Kinder Morgan, Inc. (b)	12,366,448

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
240,397	ONEOK, Inc.	$14,587,290
78,000	Shell PLC, ADR	4,009,200
510,034	TC Energy Corp.	26,343,256
805,642	Williams (The) Cos., Inc. (b)	24,120,922
		122,983,359
	Semiconductors & Semiconductor Equipment – 0.1%
2,500	Enphase Energy, Inc. (d)	351,175
	Water Utilities – 0.2%
5,500	American Water Works Co., Inc.	884,400
	Total Common Stocks	253,826,617
	(Cost $237,081,429)
MASTER LIMITED PARTNERSHIPS (a) – 58.2%
	Chemicals – 3.2%
469,120	Westlake Chemical Partners, L.P.	12,520,813
	Gas Utilities – 0.8%
204,400	Suburban Propane Partners, L.P.	3,031,252
	Independent Power & Renewable Electricity Producers – 2.1%
108,689	NextEra Energy Partners, L.P. (e)	8,175,586
	Oil, Gas & Consumable Fuels – 52.1%
605,423	Cheniere Energy Partners, L.P.	29,811,029
2,809,409	Energy Transfer, L.P.	26,886,044
1,779,041	Enterprise Products Partners, L.P.	42,056,529
572,310	Hess Midstream, L.P., Class A (e)	16,803,022
392,887	Holly Energy Partners, L.P.	7,350,916
777,735	Magellan Midstream Partners, L.P.	38,007,909
450,000	MPLX, L.P.	14,769,000
1,694,720	Plains All American Pipeline, L.P. (b)	18,252,134
692,332	Shell Midstream Partners, L.P.	8,806,463
		202,743,046
	Total Master Limited Partnerships	226,470,697
	(Cost $169,352,969)

Total Investments – 123.5%	480,297,314
(Cost $406,434,398)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.7)%
(1,500)	Exelon Corp.	$(8,692,500)	$60.00	02/18/22	(75,000)
(4,000)	Kinder Morgan, Inc.	(6,944,000)	17.00	03/18/22	(332,000)
(209)	NextEra Energy, Inc.	(1,632,708)	92.50	02/18/22	(1,045)
(2,728)	Plains All American Pipeline, L.P.	(2,938,056)	10.00	02/18/22	(259,160)
(2,608)	PPL Corp.	(7,740,544)	31.00	02/18/22	(13,040)
(1,396)	Public Service Enterprise Group, Inc.	(9,287,588)	70.00	03/18/22	(69,800)
(366)	Sempra Energy	(5,056,656)	140.00	02/18/22	(51,240)
(1,464)	Southern (The) Co.	(10,173,336)	70.00	02/18/22	(139,080)

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(8,056)	Williams (The) Cos., Inc.	$(24,119,664)	$28.00	02/18/22	$(1,691,760)
	Total Call Options Written				(2,632,125)
	(Premiums received $1,022,669)

Outstanding Loans – (25.7)%	(100,000,000)
Net Other Assets and Liabilities – 2.9%	11,139,797
Net Assets – 100.0%	$388,804,986

Interest Rate Swap Agreements:
Counterparty	Rate Receivable	Expiration Date	Notional Amount	Rate Payable	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia (1)	0.107% (2)	09/03/24	$47,000,000	2.367% (3)	$(1,323,761)
Bank of Nova Scotia (1)	0.107% (2)	10/08/23	10,250,000	2.734% (3)	(296,777)
N/A (4) (5)	0.080% (6)	10/21/22	3,506,783	0.052% (7)	979
N/A (4) (5)	0.080% (6)	10/21/25	411,980	0.060% (8)	152
			$61,168,763		$(1,619,407)
(1) Payment frequency is monthly
(2) 1 month LIBOR
(3) Fixed Rate
(4) Centrally cleared on the Chicago Mercantile Exchange
(5) No cash payments are made by either party prior to the expiration dates shown above
(6) Federal Funds Rate
(7) SOFR + 0.00183%
(8) SOFR + 0.01036%

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2022, the security noted as such is valued at $376,284 or 0.1% of net assets. The security is fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, the security is typically valued at the last sale price on the exchange on which it is principally traded.
(d)	Non-income producing security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Independent Power & Renewable Electricity Producers	$ 3,732,767	$ 3,356,483	$ 376,284	$ —
Other industry categories*	250,093,850	250,093,850	—	—
Master Limited Partnerships*	226,470,697	226,470,697	—	—
Total Investments	480,297,314	479,921,030	376,284	—
Interest Rate Swap Agreements	1,131	—	1,131	—
Total	$ 480,298,445	$ 479,921,030	$ 377,415	$—

LIABILITIES TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (2,632,125)	$ (2,632,125)	$ —	$ —
Interest Rate Swap Agreements	(1,620,538)	—	(1,620,538)	—
Total	$ (4,252,663)	$ (2,632,125)	$ (1,620,538)	$—

*	See Portfolio of Investments for industry breakout.